UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Money Market Fund

November 30, 2017

SPZ-QTLY-0118
1.810673.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 58.0%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.13% 12/7/17, VRDN (a)(b)	$300,000	$300,000
Arizona - 55.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 1% 12/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,600,000	15,599,999
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 1.34% 12/1/17, LOC Bank of America NA, VRDN (a)(b)	345,000	345,000
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 1.01% 12/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,700,000	5,700,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 1.02% 12/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.06% 12/7/17, VRDN (a)	8,900,000	8,900,000
Phoenix Indl. Dev. Auth. Rev. (Independent Newspaper, Inc. Proj.) Series 2000, 1.16% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	375,000	375,000
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.99% 12/7/17, LOC Freddie Mac, VRDN (a)	6,200,000	6,200,000
FNMA:
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	4,520,000	4,520,000
(Ranchwood Apts. Proj.) Series 2001 A, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	1,250,000	1,250,000
(San Angelin Apts. Proj.) Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	1,600,000	1,600,000
(San Martin Apts. Proj.) Series A2, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	4,300,000	4,300,000
(San Remo Apts. Proj.) Series 2002, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(Village Square Apts. Proj.) Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	5,005,000	5,005,000
Series A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	3,030,000	3,030,000
		71,969,999
Arkansas - 1.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.1% 12/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	1,400,000	1,400,000
Indiana - 0.9%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.14% 12/7/17, VRDN (a)(b)	1,180,000	1,180,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.13% 12/7/17, VRDN (a)(b)	200,000	200,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.14% 12/7/17, VRDN (a)(b)	100,000	100,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 12/7/17, VRDN (a)(b)	300,000	300,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.25% 12/7/17, VRDN (a)(b)	400,000	400,000
		700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $75,849,999)		75,849,999

Tender Option Bond - 18.8%
Arizona - 18.1%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,665,000	5,665,000
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,600,000	1,600,000
Participating VRDN Series ROC II R 11959X, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,500,000	1,500,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,400,000	3,400,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series 2016 22, SIFMA Municipal Swap Index + 0.050% 1.02% 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,990,000	1,990,000
Series Floaters XF 21 92, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600,000	2,600,000
Series Floaters XM 04 47, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100,000	4,100,000
Series XL 00 16, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,800,000	2,800,000
		23,655,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.12% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	100,000	100,000
Montana - 0.4%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	500,000	500,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.14% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	95,000	95,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	100,000	100,000
		195,000
TOTAL TENDER OPTION BOND
(Cost $24,550,000)		24,550,000

Other Municipal Security - 14.9%
Arizona - 14.0%
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	4,210,000	4,225,614
5.5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	1,500,000	1,505,311
5.5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	1,300,000	1,304,740
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2017, 5% 7/1/18 (b)	1,760,000	1,799,060
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Bonds:
(Arizona Salt River Proj.) Series 2009 B, 4% 1/1/18	1,715,000	1,719,193
(Salt River Proj.) Series 2011 A, 4% 12/1/17	1,385,000	1,385,000
Series 2008 A:
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	2,400,000	2,407,793
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	3,000,000	3,009,728
Scottsdale Gen. Oblig. Bonds Series 2014, 3% 7/1/18	1,000,000	1,010,777
		18,367,216
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.16% tender 1/10/18, CP mode	100,000	100,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 1.03% tender 12/1/17, CP mode	100,000	100,000
Series 93B, 1.15% tender 12/19/17, CP mode	100,000	100,000
		200,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 1.05% tender 12/4/17, CP mode	200,000	200,000
Series 1990 A, 1.08% tender 12/1/17, CP mode (b)	100,000	100,000
Series A1, 1.17% tender 12/6/17, CP mode (b)	300,000	300,000
		600,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.15% tender 12/1/17, CP mode (b)	200,000	200,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.1% tender 12/1/17, CP mode (b)	100,000	100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $19,567,216)		19,567,216
	Shares	Value

Investment Company - 5.9%
Fidelity Municipal Cash Central Fund, 1.01% (f)(g)
(Cost $7,704,211)	7,703,992	7,704,211
TOTAL INVESTMENT IN SECURITIES - 97.6%
(Cost $127,671,426)		127,671,426
NET OTHER ASSETS (LIABILITIES) - 2.4%		3,179,326
NET ASSETS - 100%		$130,850,752

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $695,000 or 0.5% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$26,844
Total	$26,844

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Money Market Fund

November 30, 2017

TEM-QTLY-0118
1.810714.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 44.5%
	Principal Amount (000s)	Value (000s)
Alabama - 1.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.13% 12/7/17, VRDN (a)(b)	$46,915	$46,915
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.08% 12/7/17, VRDN (a)	35,150	35,150
West Jefferson Indl. Dev. Series 2008, 1.08% 12/7/17, VRDN (a)	18,000	18,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.02% 12/1/17, VRDN (a)(b)	36,340	36,340
		136,405
Alaska - 0.6%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.05% 12/7/17, VRDN (a)	9,700	9,700
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.07% 12/7/17, VRDN (a)	37,000	37,000
Series 1994 C, 1.05% 12/7/17, VRDN (a)	18,500	18,500
		65,200
Arizona - 1.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.06% 12/7/17, VRDN (a)	8,550	8,550
FNMA:
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	2,040	2,040
(San Angelin Apts. Proj.) Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	16,400	16,400
(San Fernando Apts. Proj.) Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
(San Martin Apts. Proj.) Series A1, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(San Miguel Apts. Proj.) Series 2003, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	16,200	16,200
(San Remo Apts. Proj.) Series 2002, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	7,200	7,200
(Sands Apts. Proj.) Series 2001 A, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	2,390	2,390
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	2,395	2,395
		101,875
Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.13% 12/7/17, VRDN (a)(b)	8,400	8,400
Series 2002, 1.14% 12/7/17, VRDN (a)(b)	7,200	7,200
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.1% 12/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	26,700	26,700
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.11% 12/7/17, LOC Fannie Mae, VRDN (a)	6,340	6,340
		48,640
California - 0.3%
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 1% 12/7/17, LOC Citibank NA, VRDN (a)(b)	3,690	3,690
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 1.02% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	30,000	30,000
		33,690
Colorado - 0.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1.06% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)	445	445
FNMA:
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	13,325	13,325
(Timberleaf Apts. Proj.) 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	11,165	11,165
		38,935
Connecticut - 1.5%
Connecticut Gen. Oblig. Series 2016 C, 1.05% 12/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	82,700	82,700
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 1.02% 12/7/17 (Liquidity Facility Royal Bank of Canada), VRDN (a)(b)	6,100	6,100
Series 2011 C2, 1.02% 12/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	3,660	3,660
Series 2012 D3, 1.03% 12/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	5,000	5,000
Series 2008 E, 1.03% 12/7/17 (Liquidity Facility Bank of America NA), VRDN (a)(b)	48,675	48,675
Series D 3, 1.02% 12/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	2,815	2,815
		148,950
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.07% 12/7/17, VRDN (a)	5,400	5,400
Series 1994, 1.06% 12/1/17, VRDN (a)(b)	8,800	8,800
Series 1999 A, 1.04% 12/7/17, VRDN (a)	15,730	15,730
Series 1999 B, 1.12% 12/7/17, VRDN (a)(b)	5,600	5,600
		35,530
District Of Columbia - 0.5%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 1.03% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	5,170	5,170
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 1.09% 12/1/17, LOC Bank of America NA, VRDN (a)	960	960
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.09% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,865	4,865
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 A, 1.01% 12/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	37,475	37,475
		48,470
Florida - 3.3%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 1.02% 12/7/17, LOC Citibank NA, VRDN (a)(b)	9,485	9,485
Broward County Arpt. Facilities Rev. Series 2007 A, 1.02% 12/7/17, LOC Citibank NA, VRDN (a)(b)	11,500	11,500
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) Series 2004, 1.05% 12/7/17, LOC Citibank NA, VRDN (a)(b)	5,800	5,800
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(George Washington Carver Apts. Proj.) Series 2005, 1.04% 12/7/17, LOC PNC Bank NA, VRDN (a)(b)	2,320	2,320
(Summer Lakes Phase II Apts. Proj.) 1.02% 12/7/17, LOC Citibank NA, VRDN (a)(b)	16,565	16,565
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 1.02% 12/7/17, LOC Citibank NA, VRDN (a)(b)	10,550	10,550
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 1.02% 12/7/17, LOC Citibank NA, VRDN (a)(b)	4,700	4,700
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.02% 12/7/17, LOC Citibank NA, VRDN (a)(b)	11,795	11,795
(Savannah Springs Apts. Proj.) Series G, 1.03% 12/7/17, LOC Citibank NA, VRDN (a)(b)	12,845	12,845
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 1.02% 12/7/17, LOC Citibank NA, VRDN (a)(b)	11,560	11,560
(Meridian Pointe Apts. Proj.) Series 2005, 1.02% 12/7/17, LOC Citibank NA, VRDN (a)(b)	10,400	10,400
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 1.03% 12/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	72,015	72,015
Orange County Hsg. Fin. Auth. Multi-family Rev. (Alta Westgate Apts. Proj.) Series C, 1.02% 12/7/17, LOC Citibank NA, VRDN (a)(b)	11,570	11,570
Palm Beach County Rev. (Benjamin Private School Proj.) 1.04% 12/7/17, LOC Northern Trust Co., VRDN (a)	8,430	8,430
FNMA:
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	8,405	8,405
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	6,400	6,400
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	13,170	13,170
(Grande Court at North Port Apts. Proj.) Series 2004 E, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	5,000	5,000
(Hunters Run Apts. Proj.) Series G, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	6,625	6,625
(Mill Creek Apts. Proj.) Series 2004 K, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	3,200	3,200
Series 2006 H, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	6,195	6,195
Florida Hsg. Fin. Corp. Rev. (Waterford Pointe Apts. Proj.) Series 2000 E1, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	8,155	8,155
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Hunters Run Apts. Proj.) Series 2002 A, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	7,330	7,330
(Royal Palm Key Apts. Proj.) Series 2002, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	8,680	8,680
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	8,140	8,140
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	7,470	7,470
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	18,900	18,900
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	7,000	7,000
Saint Johns County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	4,885	4,885
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	7,900	7,900
		339,910
Georgia - 1.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.01% 12/1/17, VRDN (a)(b)	16,550	16,550
Effingham County Indl. Dev. Auth. Poll Cont. 1.01% 12/1/17, VRDN (a)	7,500	7,500
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 1.1% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 1.03% 12/1/17, VRDN (a)(b)	14,800	14,800
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1.03% 12/7/17, VRDN (a)(b)	58,800	58,800
FHLMC:
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 1.04% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	20,050	20,050
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.04% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	6,960	6,960
FNMA:
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	8,800	8,800
		147,150
Illinois - 1.0%
Chicago Midway Arpt. Rev. Series 2014 C, 1.08% 12/7/17, LOC Barclays Bank PLC, VRDN (a)(b)	42,310	42,310
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Delta-Unibus Corp. Proj.) Series 2001, 1.24% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	1,600	1,600
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 1.02% 12/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,625	6,625
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 1.04% 12/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	8,540	8,540
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 1.11% 12/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,320	4,320
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 1.04% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	7,530	7,530
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.04% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
FNMA:
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	2,915	2,915
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Prairie Station Apts. Proj.) 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	17,900	17,900
		97,740
Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.14% 12/7/17, VRDN (a)(b)	18,400	18,400
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 1.09% 12/1/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,000	14,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.11% 12/7/17, VRDN (a)	7,100	7,100
Series I, 1.11% 12/7/17, VRDN (a)	3,200	3,200
FHLMC Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 1.02% 12/7/17, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	5,915	5,915
		48,615
Iowa - 0.5%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 1.02% 12/7/17, VRDN (a)(b)	21,200	21,200
(MidAmerican Energy Proj.) Series 2008 A, 1.02% 12/7/17, VRDN (a)(b)	30,500	30,500
		51,700
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 1.03% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.06% 12/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,030	1,030
		26,130
Kentucky - 3.0%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 1.02% 12/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	29,200	29,200
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 1.02% 12/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	7,870	7,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.02% 12/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	70,000	70,000
Series 1993 B, 1.02% 12/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	40,000	40,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 1% 12/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	8,200	8,200
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 1.03% 12/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	12,900	12,900
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.08% 12/7/17, VRDN (a)(b)	125,000	125,000
FHLMC Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 1.04% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	12,565	12,565
		305,735
Louisiana - 1.3%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2002, 1% 12/7/17, VRDN (a)(b)	14,000	14,000
(C-Port LLC Proj.) Series 2008, 1.07% 12/7/17, LOC Bank of America NA, VRDN (a)	5,635	5,635
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.08% 12/7/17, VRDN (a)	52,035	52,035
Series 2010 B1, 1.06% 12/7/17, VRDN (a)	59,060	59,060
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 1.01% 12/7/17, LOC Freddie Mac, VRDN (a)	4,095	4,095
		134,825
Maryland - 0.4%
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2008 C, 1.01% 12/7/17, LOC PNC Bank NA, VRDN (a)(b)	3,450	3,450
FNMA Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	34,665	34,665
		38,115
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.07% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Missouri - 0.3%
FNMA:
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	10,800	10,800
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 1.06% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	25,000	25,000
		35,800
Nebraska - 0.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 B, 1.08% 12/7/17 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	9,555	9,555
Series 2015 D, 1.08% 12/7/17 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,400	3,400
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 1.03% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	20,000	20,000
		32,955
Nevada - 2.0%
Clark County Arpt. Rev.:
Series 2008 B2, 1.03% 12/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	46,235	46,235
Series 2008 C1, 1.03% 12/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	30,120	30,120
Series 2011 B1, 1.03% 12/7/17, LOC Citibank NA, VRDN (a)(b)	48,400	48,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.05% 12/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	42,050	42,050
Washoe County Gas Facilities Rev.:
Series 2016 C, 1.06% 12/7/17, VRDN (a)(b)	30,000	30,000
Series 2016 D, 1.02% 12/7/17, VRDN (a)(b)	11,000	11,000
		207,805
New York - 12.8%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 1.09% 12/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,430	5,430
(East 165th Street Proj.) Series A, 1.03% 12/7/17, LOC Citibank NA, VRDN (a)(b)	7,665	7,665
(Intervale Gardens Apts.) Series A, 1.03% 12/7/17, LOC Citibank NA, VRDN (a)(b)	3,115	3,115
(Manhattan Court Dev. Proj.) Series A, 1.03% 12/7/17, LOC Citibank NA, VRDN (a)(b)	17,500	17,500
(Urban Horizons II Dev. Proj.) Series 2005 A, 1.02% 12/7/17, LOC Citibank NA, VRDN (a)(b)	5,165	5,165
New York Hsg. Fin. Agcy. Rev. Series 2010 A, 1.03% 12/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,900	10,900
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C3, 1.09% 12/7/17, LOC Mizuho Bank Ltd., VRDN (a)(b)	10,300	10,300
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (State Renaissance Court Proj.) Series A, 1.03% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	5,800	5,800
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Rivereast Apts. Proj.) Series A, 1.03% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	20,000	20,000
New York Hsg. Fin. Agcy. Rev.:
(Clinton Green North Hsg. Proj.) Series 2005 A, 1.08% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	50,000	50,000
(Clinton Green South Hsg. Proj.):
Series 2005 A, 1.08% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	49,000	49,000
Series 2006 A, 1.08% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	34,700	34,700
(Grace Towers Hsg. Proj.) Series 2004 A, 1% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	11,530	11,530
(Parkledge Apts. Hsg. Proj.) Series A, 1.03% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	4,935	4,935
(Sea Park West Hsg. Proj.) Series 2004 A, 1.04% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	14,100	14,100
(South Cove Plaza Proj.) Series A, 1.02% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	4,000	4,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 1.08% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	3,600	3,600
Series 2002 A, 1.08% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(89 Murray St. Proj.) Series A, 1% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	28,800	28,800
(Peter Cintron Apts. Proj.) Series C, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	4,400	4,400
(West 48th Street Dev. Proj.) Series 2001 A, 1% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	16,600	16,600
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(255 West 9th Street Proj.) Series 2001 A, 1% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	51,600	51,600
(Morris Avenue Apts. Proj.) Series A, 1% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	49,600	49,600
(Sierra Dev. Proj.) Series A, 1% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	50,000	50,000
(Westport Dev. Proj.) Series 2004 A, 1% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	59,700	59,700
Series 2002 A, 1% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	50,000	50,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) Series 1998 A, 1% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	43,000	43,000
(1500 Lexington Avenue Proj.) Series A, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	11,000	11,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 1% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	70,900	70,900
(250 West 50th Street Hsg. Proj.) Series 1997 A, 1% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	65,205	65,205
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 1.08% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	89,500	89,500
(55 West 25th Street Hsg. Proj.) Series 2005 A, 1% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	66,500	66,500
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.01% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	37,235	37,235
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 1.01% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	19,000	19,000
(Chelsea Apts. Proj.) Series 2003 A, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	61,600	61,600
(East 39th Street Hsg. Proj.) Series 1999 A, 1.09% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	10,900	10,900
(Helena Hsg. Proj.) Series 2003 A, 1.01% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	42,000	42,000
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	7,435	7,435
(Tribeca Park Proj.) Series 1997 A, 1.08% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	70,300	70,300
(Union Square South Proj.) Series 1996 A, 1% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	39,050	39,050
(West 23rd Street Hsg. Proj.) Series 2001 A, 1% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	26,000	26,000
(Worth Street Hsg. Proj.) Series A, 1.08% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
Series 2008 A, 1.01% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	25,655	25,655
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (La Casa del Sol Proj.) Series 2005 A, 1.02% 12/7/17, LOC Citibank NA, VRDN (a)(b)	4,350	4,350
		1,309,170
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.14% 12/7/17, VRDN (a)(b)	3,800	3,800
Ohio - 0.3%
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.04% 12/7/17, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	30,675	30,675
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 H, 1.01% 12/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	5,235	5,235
		35,910
Oklahoma - 0.1%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 1.02% 12/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,120	10,120
Oregon - 0.1%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 1.03% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	3,215	3,215
(New Columbia - Trouton Proj.) Series 2005, 1.03% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	5,245	5,245
		8,460
Pennsylvania - 0.2%
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 1.02% 12/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	11,340	11,340
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.06% 12/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,905	6,905
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 1.09% 12/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	845	845
		19,090
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.09% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000	15,000
South Dakota - 0.1%
FNMA South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 1.08% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	5,185	5,185
Tennessee - 0.8%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 1.04% 12/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 1.02% 12/7/17, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 1.09% 12/7/17, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 1.04% 12/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,500	4,500
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.09% 12/7/17, LOC Bank of America NA, VRDN (a)	9,760	9,760
FNMA Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
		80,560
Texas - 4.5%
Austin Arpt. Sys. Rev.:
Series 2005 1, 1.03% 12/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,775	44,775
Series 2005 2, 1.03% 12/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,750	44,750
Series 2005 3, 1.03% 12/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,225	44,225
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 1.05% 12/7/17, LOC Citibank NA, VRDN (a)(b)	13,600	13,600
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 1.05% 12/7/17, LOC Citibank NA, VRDN (a)(b)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.04% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 1.09% 12/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	21,500	21,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 1.04% 12/7/17, LOC PNC Bank NA, VRDN (a)(b)	2,700	2,700
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 1.02% 12/7/17, LOC Citibank NA, VRDN (a)(b)	12,770	12,770
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 1.11% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,390	7,390
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 1.04% 12/7/17, LOC Citibank NA, VRDN (a)(b)	8,300	8,300
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.13% 12/7/17, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 1.03% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	11,950	11,950
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 1% 12/7/17, VRDN (a)(b)	25,000	25,000
Series 2002, 1% 12/7/17, VRDN (a)(b)	22,500	22,500
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.04% 12/7/17 (Total SA Guaranteed), VRDN (a)(b)	4,700	4,700
FHLMC:
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 1.04% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	7,470	7,470
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003 A, 1.04% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	8,250	8,250
FNMA:
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	5,075	5,075
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	6,680	6,680
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	12,515	12,515
(Louetta Village Apts. Proj.) Series 2005, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	5,980	5,980
(Primrose Aldine Bender Apt. Proj.) Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	7,010	7,010
(Primrose at Bammel Apts. Proj.) Series 2005, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	7,480	7,480
(Wellington Park Apts. Proj.) Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	10,950	10,950
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Little Nell Apts. Proj.) Series 2003, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	11,200	11,200
(Mayfair Park Apts. Proj.) Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	2,965	2,965
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	11,100	11,100
(Chisholm Trail Proj.) Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	4,700	4,700
(Pinnacle Apts. Proj.) Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	12,965	12,965
(Residences at Sunset Pointe Proj.) Series 2006, 1.11% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	5,680	5,680
(Windshire Apts. Proj.) Series 2007, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	13,000	13,000
Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	10,500	10,500
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	8,785	8,785
		459,565
Utah - 0.1%
FNMA Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
Virginia - 0.3%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (Garnet of Virginia, Inc. Proj.) Series 1996, 1.03% 12/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,250	5,250
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.07% 12/7/17, LOC Bank of America NA, VRDN (a)	3,440	3,440
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.) Series 2001, 1.01% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	650	650
FNMA Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	21,720	21,720
		31,060
Washington - 3.4%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.03% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	14,000	14,000
Port of Seattle Rev. Series 2008, 1% 12/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	75,600	75,600
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 1.03% 12/7/17, LOC Bank of America NA, VRDN (a)	25,000	25,000
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 1.04% 12/7/17, LOC Bank of America NA, VRDN (a)	7,055	7,055
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Le May Enterprise Proj.) Series 2005 B, 1.05% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	13,600	13,600
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Ballard Landmark Inn Proj.) Series 2015 A, 1.03% 12/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	27,590	27,590
(Fairwinds Redmond Proj.) Series A, 1.04% 12/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	19,250	19,250
(The Lodge at Eagle Ridge Proj.) Series A, 1.04% 12/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	9,485	9,485
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) Series 2004, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) Series 2006, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	17,970	17,970
(Gardens Univ. Village Apt. Proj.) Series A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	12,250	12,250
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 1.04% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	3,500	3,500
		352,955
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 12/7/17, VRDN (a)(b)	22,775	22,775
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.25% 12/7/17, VRDN (a)(b)	26,900	26,900
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) 1.04% 12/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	230	230
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.03% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	6,580	6,580
		56,485
Wyoming - 0.3%
Converse County Envir. Impt. Rev. Series 1995, 1.09% 12/7/17, VRDN (a)(b)	1,200	1,200
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.07% 12/7/17, VRDN (a)	2,095	2,095
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 1.12% 12/7/17, VRDN (a)(b)	20,350	20,350
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.08% 12/7/17, VRDN (a)	3,800	3,800
		27,445
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $4,557,465)		4,557,465

Tender Option Bond - 19.7%
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 0.99% 12/7/17 (Liquidity Facility Bank of America NA) (a)(c)	16,665	16,665
Arizona - 0.4%
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,400	5,400
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,700	7,700
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series 2016 22, SIFMA Municipal Swap Index + 0.050% 1.02% 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	9,365	9,365
Series Floaters XF 21 92, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,245	5,245
Series Floaters XM 04 47, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,200	5,200
Series ROC II R 14060, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
		36,910
California - 0.3%
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.13% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	10,775	10,775
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	16,775	16,775
		27,550
Colorado - 0.8%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,885	3,885
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.12% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,300	4,300
Series ZF 04 17, 1.12% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,200	4,200
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.02% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	21,625	21,625
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 1% 12/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,030	14,030
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	24,800	24,800
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,300	2,300
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,215	4,215
		79,355
Connecticut - 0.0%
Connecticut Gen. Oblig. Participating VRDN Series Floaters XM 05 22, 1.03% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
District Of Columbia - 0.3%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.04% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,300	6,300
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	12,400	12,400
Series XF 23 41, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,800	4,800
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 35, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,500	2,500
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Floaters XM 05 52, 1.05% 12/7/17 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	5,700	5,700
Series Floaters ZM 05 54, 1.03% 12/7/17 (Liquidity Facility Citibank NA) (a)(b)(c)	2,200	2,200
		33,900
Florida - 1.7%
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.170% 1.14%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	59,730	59,730
Eclipse Fdg. Trust Various States Bonds:
Series 2017:
1.12%, tender 12/14/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,000	3,000
1.12%, tender 12/21/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,150	2,150
Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,700	2,700
Florida Gen. Oblig. Bonds Series Solar 042, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	8,300	8,300
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.12%, tender 2/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	15,900	15,900
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters ZF 25 03, 1.03% 12/7/17 (Liquidity Facility Citibank NA) (a)(b)(c)	3,300	3,300
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 16 ZF0339, 1.03% 12/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,160	2,160
Miami Beach Resort Tax Rev. Participating VRDN:
Series 15 XF0260, 1.01% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	16,160	16,160
Series RBC 15 ZM0119, 1.02% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,500	7,500
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	9,255	9,255
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	8,040	8,040
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 1.12% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,175	2,175
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	10,490	10,490
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,400	6,400
Pinellas County Fla School Board Ctfs. Participating VRDN Series Floaters ZF 05 86, 1.04% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,500	2,500
RBC Muni. Products, Inc. Trust Bonds Series E70, SIFMA Municipal Swap Index + 0.170% 1.14%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	15,335	15,335
		175,095
Georgia - 0.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.02% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,800	10,800
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.02% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,800	4,800
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 2/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,330	6,330
Monroe County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 106, 1.02% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
		30,930
Hawaii - 0.2%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,825	4,825
Participating VRDN:
Series 16 XF0439, 1.01% 12/7/17 (Liquidity Facility Bank of America NA) (a)(c)	6,000	6,000
Series Floaters XF 05 18, 1.01% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,835	3,835
Honolulu City & County Gen. Oblig. Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.050% 1% 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,950	5,950
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,005	4,005
		24,615
Illinois - 1.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,600	12,600
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.12% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.03% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,900	2,900
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XM0050, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Series 15 XM0114, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,240	6,240
Series Floaters XF 25 00, 1.03% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,980	4,980
Series MS 3332, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,700	5,700
Series XF 23 38, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,800	10,800
Series XL 00 21, 0.99% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,950	3,950
Illinois Gen. Oblig. Participating VRDN Series Floaters E97, 1.03% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	35,200	35,200
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,055	4,055
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.05% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series 15 XM 0078, 1.02% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,285	10,285
The County of Cook Participating VRDN Series XF 23 13, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,500	4,500
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 1.03% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	6,000	6,000
		114,110
Indiana - 1.0%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.04% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	13,000	13,000
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 1% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,180	17,180
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.14%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	75,280	75,280
		105,460
Kansas - 0.1%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,420	5,420
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.02% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,625	7,625
		13,045
Kentucky - 0.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,295	5,295
Louisiana - 1.2%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 1.02% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	114,600	114,600
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,400	10,400
		125,000
Maryland - 0.3%
Baltimore County Gen. Oblig. Bonds Series Solar 17 22, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,770	7,770
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.05% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	13,400	13,400
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 1% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,275	7,275
		28,445
Massachusetts - 1.0%
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, SIFMA Municipal Swap Index + 0.200% 1.15%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	17,410	17,410
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	71,570	71,570
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 1.15%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	15,913	15,913
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Floaters XM 05 21, 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
		106,893
Michigan - 0.4%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 1.02% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	28,700	28,700
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 04 65, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,535	5,535
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.02% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,290	5,290
Series 16 ZM0166, 1% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,240	2,240
Michigan State Univ. Revs. Bonds Series WF 11 33 C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 3/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	3,000	3,000
		44,765
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, SIFMA Municipal Swap Index + 0.050% 1.02% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	3,500	3,500
Series ROC II R 14027, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,680	3,680
		7,180
Missouri - 0.2%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.02% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	23,940	23,940
Montana - 0.0%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	2,800	2,800
Nebraska - 0.4%
Douglas County School District #1 Bonds:
Series 2016 27, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 12/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	15,200	15,200
Series Solar 0059, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,200	5,200
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.04% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	10,500	10,500
Series Floaters XX 10 04, 1.02% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,710	5,710
		36,610
Nevada - 0.4%
Clark County Participating VRDN Series XM 02 80, 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	32,115	32,115
Clark County Fuel Tax Bonds Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 12/21/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,540	5,540
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 1.01% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,685	4,685
		42,340
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.14% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,100	5,100
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.02% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,100	4,100
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,200	3,200
		12,400
New York - 0.3%
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11994, 0.99% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,500	4,500
0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,850	3,850
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R 14005, 0.99% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	14,030	14,030
New York Liberty Dev. Corp. Participating VRDN Series 16 XF0406, 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,910	5,910
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.99% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
		33,090
North Carolina - 1.9%
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 1.02% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,520	2,520
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	63,665	63,665
Series EGL 14 0051:
1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	16,300	16,300
1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	14,220	14,220
Series EGL 14 0052, 1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	64,735	64,735
Series ROC II R 11850, 0.99% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	12,600	12,600
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 4/5/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,765	2,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series 15 XF0147, 1.01% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	9,365	9,365
Series Floaters XM 04 44, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,625	3,625
		194,795
Ohio - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.03% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800	2,800
Lucas County Gen. Oblig. Bonds Series 2016 26, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 12/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,245	5,245
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	7,015	7,015
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	5,710	5,710
		20,770
Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Participating VRDN Series Floaters XM 05 59, 1.03% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,800	7,800
Oklahoma St Wtr. Resources Board Rev. Fund Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.050% 1% 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,495	7,495
		15,295
Oregon - 0.3%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,490	6,490
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 1.02% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,045	1,045
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	10,765	10,765
Participating VRDN Series ROC II R 11949, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,615	3,615
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,370	6,370
		28,285
Pennsylvania - 0.8%
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.02% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,000	1,000
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters XF 24 54, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,630	5,630
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.170% 1.14%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	65,700	65,700
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.14%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	6,995	6,995
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,600	2,600
		81,925
South Carolina - 0.7%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 2/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,045	3,045
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,990	7,990
Participating VRDN Series Floaters XM 04 42, 1.02% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,595	3,595
Lexington County Health Svcs. District, Inc. Hosp. Rev. Participating VRDN Series Floaters XF 23 68 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,995	2,995
Lexington County School District #1 Bonds Series Solar 0058, 1.12%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	3,600	3,600
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	33,065	33,065
Series Floaters XG 01 49, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,360	9,360
		66,650
Tennessee - 0.3%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Bonds Series Solar 17 11, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	16,780	16,780
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XG 01 45, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,585	4,585
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 1.07% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
		26,365
Texas - 1.1%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,535	5,535
Cypress-Fairbanks Independent School District Participating VRDN Series 2016 7, SIFMA Municipal Swap Index + 0.050% 1% 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,340	6,340
Frisco Independent School District Participating VRDN Series ROC II R 11960, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,310	6,310
Harris County Gen. Oblig. Bonds Series Clipper 09 73, SIFMA Municipal Swap Index + 0.040% 1.01%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	4,600	4,600
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,800	2,800
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 1% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,165	4,165
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.99% 12/7/17 (Liquidity Facility Bank of America NA) (a)(c)	14,400	14,400
Klein Independent School District Participating VRDN Series ROCS II R 11942, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,145	5,145
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 1.02% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,900	6,900
Series 16 ZF 0282, 1.01% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,760	3,760
Series XY1001, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,620	4,620
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.02% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,580	1,580
Texas Gen. Oblig.:
Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.350% 1.32%, tender 3/29/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)(e)	15,070	15,070
Participating VRDN:
Series 15 XF0075, 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,915	11,915
Series 16 ZF0248, 1.01% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,640	2,640
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series 16 ZF 0307, 1.07% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,800	2,800
		108,580
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.02% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	14,900	14,900
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series 2017, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,100	1,100
		16,000
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,875	3,875
Virginia - 1.0%
Fairfax County Indl. Dev. Auth. Rev. Participating VRDN Series XG 00 21, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,660	6,660
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 1.02%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,920	2,920
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	31,565	31,565
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,430	3,430
Participating VRDN Series EGL 14 0048, 1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	41,105	41,105
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series 16 XM0142, 1% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,770	6,770
Virginia Gen. Oblig. Participating VRDN Series 2016 11, SIFMA Municipal Swap Index + 0.050% 1% 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,700	4,700
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,015	1,015
		98,165
Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,885	2,885
Eclipse Fdg. Trust Various States Bonds Series 2017, 1.12%, tender 12/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,190	6,190
King County Gen. Oblig. Participating VRDN Series Floaters XM 04 41, 1.02% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,500	2,500
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	39,785	39,785
Series Putters 15 XM0012, 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,950	6,950
Series ROC II R 11962, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Port of Seattle Rev. Participating VRDN Series Floaters XF 05 22, 1.06% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,600	3,600
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,875	3,875
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	6,730	6,730
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 1/25/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,640	7,640
Washington Gen. Oblig.:
Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 2/15/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	33,900	33,900
Participating VRDN:
Series 16 XM 02 55, 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,005	5,005
Series MS 33 864X, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,300	3,300
Series ROC 14090, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,400	9,400
Series ROC II R 11889, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,250	2,250
Series ROC II R 14074, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Series XF 0294, 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 2015 XF0150, 1% 12/7/17 (Liquidity Facility Bank of America NA) (a)(c)	4,355	4,355
Series Floaters XF 24 92, 1.03% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,745	1,745
		154,310
Wisconsin - 0.7%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,700	4,700
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 36, SIFMA Municipal Swap Index + 0.150% 1.12%, tender 12/14/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,100	3,100
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.200% 1.15% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	28,300	28,300
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.200% 1.15% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	12,745	12,745
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 24 18, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,000	5,000
Series Floaters XG 00 72, 1.04% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,200	4,200
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Floaters 3184, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,860	11,860
		74,905
TOTAL TENDER OPTION BOND
(Cost $2,021,313)		2,021,313

Other Municipal Security - 32.9%
Alabama - 0.4%
Huntsville Health Care Auth. Rev. Series 2017:
0.93% 12/11/17, CP	19,000	19,000
1.03% 2/12/18, CP	19,100	19,100
		38,100
Alaska - 0.0%
North Slope Borough Gen. Oblig. Bonds Series 2017 A, 5% 6/30/18	3,530	3,607
Arizona - 0.0%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Bonds (Arizona Salt River Proj.) Series 2009 B, 4% 1/1/18	3,775	3,784
California - 1.3%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	76,875	76,875
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	27,500	27,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2017, 0.99% 1/23/18 (Liquidity Facility Royal Bank of Canada), CP	32,400	32,400
		136,775
Colorado - 0.7%
Colorado Ed. Ln. Prog. TRAN Series 2017, 4% 6/28/18	55,300	56,234
Colorado Gen. Fdg. Rev. TRAN Series 2017 A:
4% 6/27/18	4,300	4,371
5% 6/27/18	2,900	2,963
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Bonds (Colorado St Proj.) Series 2017 K, 2% 3/15/18 (g)	2,900	2,907
Denver City & County Arpt. Rev. Bonds Series 2017 A, 4% 11/15/18 (b)	7,995	8,181
		74,656
Connecticut - 0.7%
Bethel Gen. Oblig. BAN Series 2017, 2% 6/15/18	9,200	9,242
Brookfield Gen. Oblig. BAN Series A, 2.25% 11/15/18	6,990	7,056
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 1.04% 1/1/18 (a)	3,500	3,500
Series 2017 B, 3% 4/15/18	22,840	22,995
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S2, 0.95% tender 12/4/17, CP mode	6,500	6,500
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2014 A, 4% 9/1/18	2,480	2,531
East Haddam Gen. Oblig. BAN Series 2017, 2.25% 3/8/18	2,800	2,808
Milford Gen. Oblig. BAN Series 2017, 2.25% 11/5/18	9,795	9,895
North Haven Gen. Oblig. BAN Series 2017, 2.25% 11/8/18	5,775	5,833
		70,360
District Of Columbia - 0.4%
District of Columbia Rev. Bonds Series 2000, 0.97% tender 12/7/17, LOC JPMorgan Chase Bank, CP mode	5,800	5,800
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.88% 1/4/18, LOC JPMorgan Chase Bank, CP	10,200	10,200
0.9% 2/5/18, LOC JPMorgan Chase Bank, CP	3,000	3,000
1% 2/21/18, LOC JPMorgan Chase Bank, CP	4,700	4,700
1.03% 3/21/18, LOC JPMorgan Chase Bank, CP	13,700	13,700
		37,400
Florida - 3.5%
Broward County School District TAN Series 2017, 2% 6/15/18	38,800	39,012
Florida Local Govt. Fin. Cmnty. Series 11A1:
0.97% 12/5/17, LOC JPMorgan Chase Bank, CP	46,755	46,755
0.99% 1/3/18, LOC JPMorgan Chase Bank, CP	42,344	42,344
Miami-Dade County:
Series A, 1.07% 2/6/18, LOC Bank of America NA, CP (b)	10,000	10,000
Series A1, 1.07% 2/6/18, LOC Bank of America NA, CP (b)	4,650	4,650
Miami-Dade County Aviation Rev. Series C:
0.93% 12/4/17, LOC Bank of America NA, CP (b)	20,000	20,000
1.03% 1/2/18, LOC Bank of America NA, CP (b)	20,000	20,000
1.05% 2/6/18, LOC Bank of America NA, CP (b)	20,000	20,000
1.12% 1/10/18, LOC Bank of America NA, CP (b)	10,000	10,000
Miami-Dade County Wtr. & Swr. Rev. Series A1, 0.99% 12/19/17, LOC Barclays Bank PLC, CP	43,900	43,900
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.27%, tender 6/28/18 (a)(d)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.22%, tender 6/28/18 (a)(d)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.27%, tender 6/28/18 (a)(d)	42,015	42,015
		355,776
Georgia - 5.2%
Atlanta Arpt. Rev.:
Series D1:
1.02% 2/1/18, LOC Bank of America NA, CP	15,800	15,800
1.1% 2/1/18, LOC Bank of America NA, CP	870	870
Series D2:
1.07% 2/1/18, LOC Bank of America NA, CP (b)	48,261	48,261
1.15% 2/1/18, LOC Bank of America NA, CP (b)	3,200	3,200
Series D3, 1.02% 2/1/18, LOC Bank of America NA, CP	2,900	2,900
Series D4:
1.07% 2/1/18, LOC Bank of America NA, CP (b)	11,623	11,623
1.15% 2/1/18, LOC Bank of America NA, CP (b)	250	250
Series E1:
1.02% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,900	7,900
1.03% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,900	7,900
1.1% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	435	435
1.1% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	435	435
1.15% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	800	800
Series E2:
1.07% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	24,131	24,131
1.08% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	24,131	24,131
1.15% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	1,600	1,600
1.15% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	1,600	1,600
1.2% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	2,300	2,300
Series E3:
1.02% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,500	1,500
1.03% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,500	1,500
Series E4:
1.07% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	5,842	5,842
1.08% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	5,843	5,843
1.15% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	125	125
1.15% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	125	125
1.3% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	230	230
Atlanta Wtr. & Wastewtr. Rev.:
Series 15A1:
1.04% 2/1/18, LOC PNC Bank NA, CP	35,600	35,600
1.1% 2/1/18, LOC PNC Bank NA, CP	4,300	4,300
Series 15A2, 1% 1/31/18, LOC Wells Fargo Bank NA, CP	2,900	2,900
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Projs.) Series 85A, 1.04% tender 2/6/18, LOC Barclays Bank PLC, CP mode	13,450	13,450
Series B, 1% 12/18/17, LOC PNC Bank NA, CP	26,100	26,100
Georgia Road & Thruway Auth. Rev. Bonds (GA St Garvee Proj.) Series 2017 B, 5% 6/1/18	1,225	1,248
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	80,460	80,460
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	199,630	199,630
		532,989
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Bonds Series 2009 B, 5.25% 7/1/18	5,800	5,935
Idaho - 0.3%
Idaho Gen. Oblig. TAN Series 2017, 4% 6/29/18	22,745	23,120
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.85%, tender 12/1/17 (a)	5,200	5,200
		28,320
Illinois - 1.5%
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds Series 2008 A:
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	4,235	4,249
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	3,900	3,913
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	18,250	18,310
Series 16A1, 0.93% 12/14/17, LOC Bank of America NA, CP (b)	6,700	6,700
Series 16A2, 0.9% 12/14/17, LOC Bank of America NA, CP	3,600	3,600
Series 16B1, 0.93% 12/14/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	9,200	9,200
Series 16B2, 0.9% 12/14/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,700	2,700
Illinois Fin. Auth. Ed. Rev. Series LOY:
1.01% 1/3/18, LOC PNC Bank NA, CP	8,340	8,340
1.03% 2/6/18, LOC PNC Bank NA, CP	11,900	11,900
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.27%, tender 6/28/18 (a)(d)	40,850	40,850
Series 12H, 0.89% tender 12/11/17, CP mode	20,985	20,985
Series 12I:
0.91% tender 2/2/18, CP mode	9,000	9,000
1.03% tender 2/2/18, CP mode	16,860	16,860
1.04% tender 2/2/18, CP mode	1,500	1,500
		158,107
Indiana - 0.3%
Indianapolis Gas Util. Sys. Rev. Series 2017, 0.9% 12/6/17, LOC JPMorgan Chase Bank, CP	29,900	29,900
Kansas - 0.3%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2017-I, 1.5% 3/1/18	30,600	30,600
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.16% tender 1/10/18, CP mode	6,600	6,600
Maryland - 0.2%
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.85%, tender 3/1/18 (a)	19,020	19,020
Massachusetts - 1.2%
Massachusetts Gen. Oblig. Bonds Series B, 0.005% x SIFMA Municipal Swap Index 1.45% 2/1/18 (a)(d)(f)	53,300	53,300
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.03% tender 12/1/17, CP mode	7,900	7,900
Series 1993 A, 1.05% tender 1/3/18, CP mode	22,000	22,000
Series 93B, 1.15% tender 12/19/17, CP mode	8,400	8,400
Massachusetts Port Auth. Rev. Series 12B:
0.91% 1/11/18, LOC TD Banknorth, NA, CP (b)	2,100	2,100
0.94% 2/7/18, LOC TD Banknorth, NA, CP (b)	2,100	2,100
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series B, 0.98% 1/9/18, LOC Citibank NA, CP	16,600	16,600
Series C, 0.86% 12/1/17, LOC Barclays Bank PLC, CP	5,500	5,500
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 99, 1.08% 3/7/18, LOC State Street Bank & Trust Co., Boston, CP	9,435	9,435
		127,335
Michigan - 1.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.22%, tender 6/28/18 (a)(d)	16,745	16,745
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.85%, tender 3/1/18 (a)	37,275	37,275
Michigan Hosp. Fin. Auth. Rev. Bonds:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/18 (Pre-Refunded to 5/15/18 @ 100)	7,850	8,015
Series 1999, 0.95%, tender 2/1/18 (a)	5,150	5,149
Series 2010 F1, 2%, tender 5/30/18 (a)	1,200	1,205
Series C:
0.86% tender 12/1/17, CP mode	3,900	3,900
0.95% tender 12/1/17, CP mode	5,875	5,875
Univ. of Michigan Rev.:
Series K1:
0.98% 1/2/18, CP	6,100	6,100
0.98% 1/4/18, CP	9,400	9,400
0.99% 1/9/18, CP	12,600	12,600
Series K2:
0.98% 7/2/18, CP	13,600	13,600
1.01% 7/31/18, CP	3,100	3,100
		122,964
Minnesota - 0.4%
Minneapolis Gen. Oblig. Bonds Series 2017, 5% 12/1/18 (g)	16,300	16,905
Univ. of Minnesota Gen. Oblig. Series 09D, 0.87% 12/5/17, CP	10,300	10,300
Univ. of Minnesota Rev. Series A, 1.07% 4/2/18, CP	9,400	9,400
		36,605
Missouri - 0.1%
Curators of the Univ. of Missouri Series A, 0.86% 12/6/17, CP	5,700	5,700
Montana - 0.1%
Montana Board of Invt. Bonds:
(Intercap Revolving Prog.) Series 2017, 1.2%, tender 3/1/18 (a)	1,800	1,800
Series 2007, 1.2%, tender 3/1/18 (a)	6,435	6,435
Series 2013, 1.2%, tender 3/1/18 (a)	2,665	2,665
		10,900
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev. Bonds:
Series 2010 C, 5% 1/1/18	2,160	2,167
Series 2013 A, 5% 1/1/18	1,000	1,003
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.89% 1/3/18, CP	9,000	9,000
0.99% 1/4/18, CP	8,100	8,100
1% 1/16/18, CP	5,800	5,800
1.01% 2/5/18, CP	8,400	8,400
		34,470
Nevada - 0.3%
Clark County Hwy. Impt. Rev. Bonds Series 2016, 5% 7/1/18	7,600	7,770
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06A:
0.86% 12/1/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	12,600	12,600
0.88% 1/3/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,750	9,750
		30,120
New Hampshire - 1.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 1.05% tender 12/4/17, CP mode	15,100	15,100
Series 1990 A:
1.05% tender 1/11/18, CP mode (b)	51,700	51,700
1.08% tender 12/1/17, CP mode (b)	9,400	9,400
Series A1, 1.17% tender 12/6/17, CP mode (b)	23,100	23,100
		99,300
New Jersey - 2.2%
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2017 C, 2.5% 12/12/18 (g)	4,300	4,342
Camden County BAN Series 2017 A, 3% 10/25/18	11,591	11,769
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18	10,931	10,978
Fairfield TWP NJ BD NTS. BAN Series 2017, 2.25% 6/14/18	5,700	5,733
Freehold Township BAN Series 2017, 2.5% 11/7/18	5,900	5,971
Hudson County Gen. Oblig. BAN:
Series 2016, 2.5% 12/14/17	16,200	16,207
Series 2017, 3% 12/12/18 (g)	39,084	39,660
Montclair Township Gen. Oblig. BAN Series 2017:
2.5% 11/2/18	9,200	9,310
2.5% 11/2/18	3,670	3,714
New Jersey Econ. Dev. Auth. Rev. Bonds 5% 12/15/17 (Escrowed to Maturity)	4,018	4,023
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	8,000	8,096
Paramus BAN Series 2017, 2% 2/16/18	14,697	14,725
Passaic County Gen. Oblig. BAN:
Series 2016 A, 2% 12/11/17	19,000	19,004
Series A, 2.5% 12/6/18 (g)	23,500	23,754
Stone Hbr. BAN Series 2017, 2.5% 11/2/18	17,175	17,386
Township of Bridgewater BAN Series 2017, 2.25% 8/10/18	21,632	21,761
Upper Saddle River Gen. Oblig. BAN Series 2017, 2% 2/16/18	3,824	3,832
West Milford Township Gen. Oblig. BAN Series 2017, 3% 9/21/18	6,473	6,573
		226,838
New York - 0.7%
Albany County Gen. Oblig. BAN Series 2017, 4% 5/24/18	3,265	3,310
Coxsackie Athens N Y Cent School District BAN Series 2017, 2.5% 6/8/18	12,000	12,081
New York City Trust For Cultural Bonds Series 2014 B1, SIFMA Municipal Swap Index + 0.040% 1.01%, tender 4/9/18 (a)(d)	8,600	8,600
Sachem Central School District of Holbrook TAN Series 2017, 2% 6/28/18	18,200	18,304
Smithtown Central School District TAN Series 2017, 2% 6/28/18	3,400	3,418
Starpoint Central School District BAN Series 2017, 2.25% 6/22/18	13,875	13,957
Westchester County Gen. Oblig. BAN:
Series 2016 A, 2% 12/15/17	6,160	6,162
Series A, 3% 12/14/18 (g)	4,000	4,062
		69,894
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey Series A:
0.87% 12/7/17, CP (b)	2,875	2,875
0.87% 12/12/17, CP (b)	6,700	6,700
0.98% 1/4/18, CP (b)	24,745	24,745
		34,320
North Carolina - 0.1%
North Carolina Gen. Oblig. Bonds Series 2014 A, 5% 6/1/18	7,200	7,335
Ohio - 0.7%
Avon Gen. Oblig. BAN Series 2017 B, 2% 1/24/18	2,575	2,578
Butler County Gen. Oblig. BAN Series 2017, 2.5% 7/26/18	3,380	3,408
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18	3,815	3,825
Franklin County Rev. Bonds Series 2013 OH, SIFMA Municipal Swap Index + 0.000% 0.85%, tender 12/1/17 (a)(d)	9,000	9,000
Independence Gen. Oblig. BAN:
Series 2016 2, 2% 12/6/17	1,250	1,250
Series 2017, 2% 12/5/18 (g)	500	503
Licking County BAN Series 2017, 2% 5/23/18	1,200	1,204
Marion Gen. Oblig. BAN Series 2017, 2% 9/6/18 (Ohio Gen. Oblig. Guaranteed)	2,489	2,506
Mason Gen. Oblig. BAN Series 2016, 2.5% 5/22/18	4,000	4,022
Mentor Gen. Oblig. BAN Series 2017, 2.25% 1/26/18	2,200	2,203
North Ridgeville Gen. Oblig. BAN Series 2017, 2% 6/18/18	3,700	3,716
Ohio Higher Edl. Facility Commission Rev. Bonds:
( the Cleveland Clinic Foundation Proj.) Series B-5, 0.96% tender 12/11/17, CP mode	3,500	3,500
Series B5, 0.98% tender 1/5/18, CP mode	2,700	2,700
Series B6, 0.98% tender 1/5/18, CP mode	19,200	19,200
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.89% tender 12/6/17, CP mode	7,580	7,580
Uhrichsville Recreational Facilities BAN Series 2017, 2% 6/28/18 (Ohio Gen. Oblig. Guaranteed)	1,630	1,638
Willoughby BAN Series 2017, 2.25% 5/24/18	4,550	4,571
		73,404
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.32%, tender 6/28/18 (a)(d)	21,105	21,105
Pennsylvania - 0.6%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2008, 5% 6/15/18	2,545	2,598
Northampton County Gen. Purp. Auth. Hosp. Rev. Bonds (St Lukes Hosp. & Health Ntw Proj.) Series 2008 A, 5.5% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	1,860	1,916
Pennsylvania Gen. Oblig. Bonds:
Series 2009, 5% 7/1/18	1,705	1,741
Series 2013, 5% 4/1/18	13,210	13,382
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Bonds Series 2009, 5% 6/15/18	2,100	2,143
Pennsylvania Tpk. Commission Tpk. Rev. Bonds (PA St Tpk. Subordinated Proj.) Series 2008 B-1, 5.25% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	5,535	5,647
Philadelphia Arpt. Rev.:
Series B2, 1.06% 2/5/18, LOC PNC Bank NA, CP (b)	9,000	9,000
Series B3:
1.03% 1/30/18, LOC Wells Fargo Bank NA, CP (b)	9,500	9,500
1.07% 1/30/18, LOC Wells Fargo Bank NA, CP (b)	2,200	2,200
Philadelphia Gen. Oblig. TRAN Series 2017 A, 2% 6/29/18	9,800	9,837
Southcentral Pennsylvania Gen. Auth. Rev. Bonds 6% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	8,365	8,568
		66,532
Tennessee - 0.4%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series B-2, 0.98% 1/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,400	7,400
Series B1:
0.87% 12/5/17 (Liquidity Facility JPMorgan Chase Bank), CP	15,000	15,000
1.01% 2/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	14,800	14,800
Series B2, 1.01% 2/15/18 (Liquidity Facility MUFG Union Bank NA), CP	5,800	5,800
		43,000
Texas - 6.8%
Austin Elec. Util. Sys. Rev. Series A:
0.97% 12/6/17 (Liquidity Facility JPMorgan Chase Bank), CP	58,505	58,505
1% 1/3/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,100	7,100
1.1% 1/3/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,650	2,650
Fort Bend Independent School District Series 2017:
1.02% 2/23/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,900	2,900
1.06% 2/23/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,800	5,800
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, 0.002% x SIFMA Municipal Swap Index 1.17%, tender 6/28/18 (a)(d)	33,900	33,900
Series 16B1, 1.02% tender 2/1/18, CP mode	29,600	29,600
Series 16B2, 1.02% tender 3/5/18, CP mode	29,300	29,300
Series 16B3, 0.87% tender 12/5/17, CP mode	24,600	24,600
Harris County Metropolitan Trans. Auth.:
Series A1:
0.98% 1/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	17,200	17,200
1% 1/30/18 (Liquidity Facility JPMorgan Chase Bank), CP	16,000	16,000
1.02% 2/13/18 (Liquidity Facility JPMorgan Chase Bank), CP	18,150	18,150
Series A3, 1.02% 2/13/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,700	7,700
Houston Arpt. Sys. Rev. Series A:
0.98% 12/12/17, LOC Sumitomo Mitsui Banking Corp., CP (b)	4,000	4,000
0.98% 12/12/17, LOC Sumitomo Mitsui Banking Corp., CP (b)	37,500	37,500
1% 12/4/17, LOC Sumitomo Mitsui Banking Corp., CP (b)	24,500	24,500
1% 12/12/17, LOC Sumitomo Mitsui Banking Corp., CP (b)	4,000	4,000
Houston Gen. Oblig. Series E1:
0.98% 12/7/17, LOC Citibank NA, CP	5,800	5,800
1.02% 12/8/17, LOC Citibank NA, CP	2,900	2,900
Lower Colorado River Auth. Rev.:
Series 2017:
0.91% 2/2/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,835	8,835
0.98% 12/4/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,500	3,500
1.04% 4/3/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,800	7,800
1.1% 2/2/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,776	6,776
Series B:
0.91% 2/2/18, LOC State Street Bank & Trust Co., Boston, CP	18,278	18,278
1.03% 2/20/18, LOC State Street Bank & Trust Co., Boston, CP	5,089	5,089
1.08% 1/3/18, LOC State Street Bank & Trust Co., Boston, CP	1,145	1,145
North Texas Tollway Auth. Rev. Bonds:
Series 2008 F, 5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	25,450	25,546
5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	5,255	5,275
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.27%, tender 6/28/18 (a)(d)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.27%, tender 6/28/18 (a)(d)	31,000	31,000
Texas A&M Univ. Rev. Series B:
0.97% 1/4/18, CP	11,300	11,300
0.99% 2/1/18, CP	4,000	4,000
Texas Gen. Oblig. TRAN Series 2017, 4% 8/30/18	152,470	155,716
Texas Muni. Pwr. Agcy. Rev. Series 05, 0.96% 12/1/17, LOC Barclays Bank PLC, CP	11,200	11,200
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2017 C, 3% 8/15/18 (g)	2,590	2,620
Series A:
1% 1/30/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,800	14,800
1.05% 4/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,800	14,800
Upper Trinity Reg'l. Wtr. District Series 2017, 1.03% 2/5/18, LOC Bank of America NA, CP	5,950	5,950
		697,435
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series D, 1.08% 12/27/17, LOC JPMorgan Chase Bank, CP (b)	8,000	8,000
Virginia - 0.2%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.15% tender 12/1/17, CP mode (b)	14,000	14,000
Norfolk Econ. Dev. Auth. Rev. Series 2017, 0.9% 12/6/17, CP	7,100	7,100
		21,100
Washington - 0.2%
Univ. of Washington Univ. Revs. Series 8, 0.87% 12/11/17, CP	15,000	15,000
Washington Gen. Oblig. Bonds Series 2018 R-C 5% 2/1/18 (g)	5,275	5,306
		20,306
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.1% tender 12/1/17, CP mode (b)	11,300	11,300
Wisconsin - 0.7%
Wisconsin Gen. Oblig. Series 13A, 0.98% 1/5/18 (Liquidity Facility BMO Harris Bank NA), CP	27,610	27,610
Wisconsin Health & Edl. Facilities Bonds Series 2013:
4%, tender 3/1/18 (a)	20	20
4%, tender 3/1/18 (a)	14,385	14,489
Wisconsin Trans. Rev. Series 13A:
0.98% 1/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	21,665	21,665
1% 2/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	10,900	10,900
		74,684
TOTAL OTHER MUNICIPAL SECURITY
(Cost $3,374,576)		3,374,576
	Shares (000s)	Value (000s)

Investment Company - 4.1%
Fidelity Municipal Cash Central Fund, 1.01%(h)(i)
(Cost $423,262)	423,222	423,262
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $10,376,616)		10,376,616
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(125,033)
NET ASSETS - 100%		$10,251,583

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $424,823,000 or 4.1% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,825,000 or 0.7% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$5,540
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.170% 1.14%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada)	6/28/16 - 8/1/17	$59,730
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.13% 1/11/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$10,775
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.12%, tender 2/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati)	11/7/17	$15,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.14%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$75,280
Lexington County School District #1 Bonds Series Solar 0058, 1.12%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati)	10/31/17	$3,600
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, SIFMA Municipal Swap Index + 0.200% 1.15%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	4/3/09	$17,410
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 1.15%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$15,913
Michigan State Univ. Revs. Bonds Series WF 11 33 C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 3/8/18 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$3,000
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 8/1/16	$16,775
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 4/5/18 (Liquidity Facility Wells Fargo Bank NA)	10/21/16	$2,765
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$10,775
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.170% 1.14%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/17	$65,700
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.14%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada)	7/1/16	$6,995
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	8/11/16 - 11/10/16	$2,600
RBC Muni. Products, Inc. Trust Bonds Series E70, SIFMA Municipal Swap Index + 0.170% 1.14%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada)	11/1/16 - 8/1/17	$15,335
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$6,730
Texas Gen. Oblig. Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.350% 1.32%, tender 3/29/18 (Liquidity Facility Wells Fargo Bank NA)	3/30/16 - 8/11/16	$15,090
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 2/15/18 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 2/18/16	$33,900
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.200% 1.15% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/11/16 - 6/1/17	$28,300
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.200% 1.15% 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$12,745

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$684
Total	$684

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018